Investments	12 Months Ended
Dec. 31, 2025
Investments
Investments

12.  Investments

	December 31,
	2024	2025
	US$	US$

Equity investments accounted for using the equity method (i)	336,704	374,999
Equity investments with readily determinable fair values (ii)	3,838	23,315
Equity investments without readily determinable fair values (iii)	149,343	129,358
Available-for-sale debt investments (iv)	40,800	24,130

Total	530,685	551,802
(i)	Investments have been accounted for under the equity method where the Group has significant influence over these investees and the investments are considered as in-substance common shares.

On April 28, 2023, the Company entered into the Share Transfer Agreement with Linen Investment Limited to sell its remaining shares of Huya for a cash consideration of approximately US$219,886. Upon the closing of such share transfer, the Company ceased to hold any shares of Huya. In 2023, net income of US$77,524 were recognized from the deemed disposal and disposal of Huya. In 2024 and 2025, the Group acquired minority stakes in a number of privately-held entities with total consideration of US$22,540 and US$25,520, respectively.

The following tables set forth the summarized financial information of the Group’s equity method investments:

	December 31,
	2024	2025
	US$	US$

Current assets	480,890	765,996
Non-current assets	1,276,950	2,119,515
Current liabilities	55,971	72,495
Non-current liabilities	12,968	106,961

	For the year ended December 31,
	2023	2024	2025
	US$	US$	US$

Revenues	147,015	54,743	573,021
Gross profit	102,095	4,885	431,241
Net (loss) income	8,893	(59,519)	402,227
Net (loss) income attributable to the investees	8,893	(59,519)	402,227
(ii)	The Group does not have the ability to exercise significant influence over these investments. Therefore, it has been precluded from applying the equity method of accounting.

In 2024 and 2025, the Group did not dispose of any investment with readily determinable fair values.

In 2023, 2024 and 2025, fair value gain of US$324, US$2,334 and US$9,144 related to investments with readily determinable fair values were recognized in the consolidated statements of comprehensive income (Note 29), respectively.

12.  Investments (continued)

(iii)	Equity securities without readily determinable fair values and over which the Company has neither significant influence nor control through investments in common stock or in-substance common stock.

In 2024 and 2025, the Group acquired minority preferred shares or ordinary shares of a number of privately-held entities with total consideration of US$4,035 and US$3,621, respectively. The ownership interests were less than 20% of the investees’ total equities or the ownership interests redeemable upon condition. These equity investments are not considered as debt securities or equity securities that have readily determinable fair values. Accordingly the Company elected to account for these investments at cost less impairments, adjusted by observable price changes.

In 2024 and 2025, the Group did not dispose any investment without readily determinable fair values.

For equity securities without readily determinable fair values as of December 31, 2024 and 2025, the Group recorded cumulative impairment and downward adjustments of US$42,725 and US$57,412 and cumulative upward adjustments of US$55,737 and US$49,288. For these investments, the Group recorded impairment and downward adjustments of US$10,244 and US$15,864, respectively, and upward adjustments of US$272 and US$586, respectively, in earnings during the years ended December 31, 2024 and 2025.

In 2023, fair value gain of US$11,179 due to the observable price change, were recognized in gain on fair value changes of investments (Note 29). Out of the fair value gain of US$11,179 for the year ended December 31, 2023, fair value gain of US$11,179 was unrealized and fair value gain of nil was realized. In 2024, fair value loss of US$587 due to the observable price change, were recognized in loss on fair value changes of investments (Note 29). Out of the fair value loss of US$587 for the year ended December 31, 2024, fair value loss of US$587 was unrealized and fair value loss of nil was realized. In 2025, fair value loss of US$278 due to the observable price change, were recognized in loss on fair value changes of investments (Note 29). Out of the fair value loss of US$278 for the year ended December 31, 2025, fair value loss of US$278 was unrealized and fair value loss of nil was realized.

The Group assesses the existence of indicators for other-than-temporary impairment of the investments by considering factors including, but not limited to, current economic and market conditions, the operating performance of the entities including current earnings trends and other entity-specific information. In 2023, 2024 and 2025, based on the Group’s assessment, an impairment charge of nil, US$9,386 and US$15,000 was recognized in general and administrative expenses, respectively, against the carrying value of the investments due to significant deterioration in earnings or unexpected changes in business prospects of the investees as compared to the original investment plans.

(iv)

Available-for-sale debt investments are convertible debt instruments issued by private companies and investments in preferred shares that are redeemable at the Group’s option, which are measured at fair value as disclosed in Note 29(a).

For the year ended December 31, 2024
	Cost or	Gross	Translation	Balance
	amortized cost	unrealized losses	difference	as of year end
	US$	US$	US$	US$
Available-for-sale debt investments	63,928	(23,108)	(20)	40,800

For the year ended December 31, 2025
	Cost or	Gross	Translation	Balance
	amortized cost	unrealized losses	difference	as of year end
	US$	US$	US$	US$
Available-for-sale debt investments	40,800	(16,684)	14	24,130